Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015
Bonus PSU Policy [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)		200,000	300,000
Granted, target price (in dollars per share)		$ 25.91	$ 31.72
Profit Growth Plan PSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)	300,000
Granted, target price (in dollars per share)	$ 25.76
Omnibus Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares to be issued				45,000,000
Number of shares available for grant as share-based awards				22,000,000
Omnibus Plan [Member] | Stock Options and SARs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unamortized compensation				$ 33
Weighted-average period over which compensation cost is expected to be recognized				1 year 9 months 18 days
Omnibus Plan [Member] | Stock Options and SARs [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Term of award				10 years
Omnibus Plan [Member] | SARs [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Term of award				7 years
Vesting period				4 years
Omnibus Plan [Member] | RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unamortized compensation				$ 24
Weighted-average period over which compensation cost is expected to be recognized				1 year 9 months 18 days
Granted (in shares)				848,000
Omnibus Plan [Member] | RSUs [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years
Omnibus Plan [Member] | PSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance period				3 years
Ending average price that must equal target price, defined as a percentage of beginning average stock price				125.00%
Shares issued				0
Period of average closing price of common stock on which beginning and ending prices are based				60 days
Unamortized compensation				$ 21
Weighted-average period over which compensation cost is expected to be recognized				2 years 1 month 6 days
Granted (in shares)				1,045,000
Granted, target price (in dollars per share)				$ 25.76
Omnibus Plan [Member] | PSUs [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Capped payout as a percentage of the target award				160.00%
Omnibus Plan [Member] | PSUs [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ending price required for issuance of shares as a percentage of target price				60.00%
MGM China Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance period				3 years
MGM China Plan [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years
Unamortized compensation				$ 19
Weighted-average period over which compensation cost is expected to be recognized				2 years 9 months 18 days
Shares issuable upon exercise as percentage of issued shares as of plan approval date				10.00%
Business days immediately preceding the offer date for which average closing price is considered				5 days
MGM China Plan [Member] | Stock Options [Member] | MGM China [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for grant as share-based awards				327,000,000
MGM China Plan [Member] | Stock Options [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Term of award				10 years